Bank Loans (Details) - Schedule of bank loans - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Schedule of bank loans [Abstract]
Car loans – current portion	$ 11,404	$ 37,122
Car loans – non-current portion		$ 6,292